Segment Revenue and Expenses - Summary of Earnings (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Gains (losses) on hedging activities		$ (314)	$ 35
Gains (losses) on change in fair value of derivatives		352	349	$ 960
BHP Petroleum International Pty Ltd [member]
Disclosure of operating segments [line items]
Acquisition related costs paid classified as operating activities	$ 419
Corporates Or Others 2022 [Member]
Disclosure of operating segments [line items]
Costs of unsuccessful wells				125
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		13,163	13,985	16,790
Sub-lease income		16	$ 9	27
Movement in onerous contract provision, Changes in estimates				245
Movement in onerous contract provision, Provision used				29
Revaluation gain on assets		$ 209		427
Costs relating to exit from exploration licences				142
Variable consideraion				$ 71